Income Taxes - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Excluding Deductible Temporary Differences	€ 417	€ 1,940
Foreign tax loss carryforwards	6,195	1,821
Corporation Tax Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	109,662	63,332
Corporation Tax Loss Carryforwards [Member] | GERMANY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	97,469	45,740
Trade Tax Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	108,514	62,853
Trade Tax Loss Carryforwards [Member] | GERMANY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	96,320	45,261
Foreign Tax Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	6,843	€ 2,469
Two Thousand Thirty Seven [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	€ 648